Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	306,842,340.41	19,124
Yield Supplement Overcollateralization Amount 05/31/25	22,913,894.04	0
Receivables Balance 05/31/25	329,756,234.45	19,124
Principal Payments	16,141,100.67	751
Defaulted Receivables	429,143.00	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	21,269,406.02	0
Pool Balance at 06/30/25	291,916,584.76	18,356

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.08%
Prepayment ABS Speed	1.27%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	6,506,174.00	273
Past Due 61-90 days	1,534,052.00	64
Past Due 91-120 days	387,930.50	16
Past Due 121+ days	0.00	0
Total	8,428,156.50	353

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Delinquency Trigger Occurred	NO

Recoveries	268,514.71
Aggregate Net Losses/(Gains) - June 2025	160,628.29
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.58%
Prior Net Losses/(Gains) Ratio	-0.06%
Second Prior Net Losses/(Gains) Ratio	0.29%
Third Prior Net Losses/(Gains) Ratio	0.15%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.23%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	35.86

Flow of Funds	$ Amount
Collections	17,849,971.65
Investment Earnings on Cash Accounts	26,432.93
Servicing Fee	(274,796.86)
Transfer to Collection Account	-
Available Funds	17,601,607.72

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,203,083.52
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	9,819,301.84
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,472,768.55

Total Distributions of Available Funds	17,601,607.72

Servicing Fee	274,796.86
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	301,735,886.60
Principal Paid	14,925,755.65
Note Balance @ 07/15/25	286,810,130.95

Class A-1
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2a
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2b
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-3
Note Balance @ 06/16/25	156,125,886.60
Principal Paid	14,925,755.65
Note Balance @ 07/15/25	141,200,130.95
Note Factor @ 07/15/25	46.0145118%

Class A-4
Note Balance @ 06/16/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	99,620,000.00
Note Factor @ 07/15/25	100.0000000%

Class B
Note Balance @ 06/16/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	30,630,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	15,360,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,203,083.52
Total Principal Paid	14,925,755.65
Total Paid	16,128,839.17

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.30385%
Coupon	5.15385%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	729,888.52
Principal Paid	14,925,755.65
Total Paid to A-3 Holders	15,655,644.17

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1780038
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.6146106
Total Distribution Amount	15.7926144

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.3785717
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.6402778
Total A-3 Distribution Amount	51.0188495

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	657.88
Noteholders' Principal Distributable Amount	342.12

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	5,106,453.81
Investment Earnings	17,903.36
Investment Earnings Paid	(17,903.36)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,590,385.46	$2,301,884.22	$1,803,537.19
Number of Extensions	69	100	76
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	0.66%	0.49%